Note 14 - Financial Instruments With Off-balance Sheet Risk	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Financial Instruments with Off-balance Sheet Risk, Disclosure [Text Block]
NOTE
14
- FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Corporation is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are primarily loan commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of involvement the Corporation has in these financial instruments.

The Corporation’s exposure to credit loss in the event of the nonperformance by the other party to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of these instruments. The Corporation uses the same credit policies in making loan commitments as it does for on-balance sheet loans.

The following financial instruments whose contract amount represents credit risk were outstanding at
December 31, 2019
and
2018
:

	(in thousands)
	Contract amount
	2019	2018
Commitments to extend credit	$132,605	$146,450
Letters of credit	$615	$1,076

Commitments to extend credit are agreements to lend to a customer as long as there is no
violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may
require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not
necessarily represent future cash requirements. The Corporation evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained if deemed necessary by the Corporation upon extension of credit is based on management’s credit evaluation of the customer. Collateral held varies but may
include accounts receivable, inventory, property, plant, and equipment, and income-producing commercial properties.

Letters of credit are written conditional commitments issued by the Corporation to guarantee the performance of a customer to a third
party and are reviewed for renewal at expiration. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The Corporation requires collateral supporting these commitments when deemed necessary.